Deferred Income Taxes (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	477,548	689,660
Accrued expenses and other liabilities	(89,979)	(108,748)
Net deferred income tax assets	387,569	580,912